RESTRICTED CASH - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RESTRICTED CASH
Restricted cash	¥ 144,640	$ 20,372	¥ 76,070	¥ 35,831
Deposit required for issuing bank acceptance bills	119,934		56,655
Restricted cash attributable to judicial frozen funds	¥ 24,706		¥ 19,415